Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	23,017,467	8,923,617
Common stock, shares outstanding (in shares)	23,017,467	8,923,617
Series D Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)	100,000	100,000